Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2013 USD ($) item	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2013 Buildings Maximum	Dec. 31, 2013 Equipment Minimum	Dec. 31, 2013 Equipment Maximum	Dec. 31, 2013 Office furniture and fixtures Minimum	Dec. 31, 2013 Office furniture and fixtures Maximum	Dec. 31, 2013 Leasehold improvements Maximum
Property and Equipment
Useful life							40 years	3 years	5 years	3 years	5 years	5 years
Goodwill
Goodwill impairment charges		0	$ 70,000	456,000	$ 40,000	267,000
Impairment of Long-Lived Assets
Impairment loss on long-lived assets	1,420,000	8,594,000		13,820,000		6,396,000
Restaurant expenses
Restaurant staff catering and welfare expenses reclassified from food and paper and other restaurant operating expense to restaurant wages and related expenses		29,202,000		19,306,000		20,530,000
Segment Reporting
Number of reportable segments into which restaurants are aggregated	1	1
Number of geographical segments	0	0
Government Grants
Unrestricted government subsidies from local government agencies	400,000	2,611,000		21,164,000		5,936,000
Translation into United States Dollars
Translations of amounts from RMB into U.S. dollars at the rate of U.S. $1.00 to RMB		6.0537